PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited)

Voya Global High Dividend
Low Volatility Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: 98.7%
Australia: 1.2%
3,264
Cochlear Ltd.
$ 537,938
0 .1
45,657
Computershare Ltd.
1,125,404
0 .2
496,710
Medibank Pvt Ltd.
1,388,230
0 .3
228,061
Scentre Group
482,531
0 .1
889,811
Telstra Group Ltd.
2,350,696
0 .5
5,884,799
1 .2
Canada: 3.6%
70,830
Bank of Nova Scotia
3,358,279
0 .7
15,177  Canadian Imperial Bank
of Commerce
853,743
0 .2
8,085  Canadian Tire Corp. Ltd.
- Class A
839,597
0 .2
9,481  CCL Industries, Inc. -
Class B
463,097
0 .1
94,510
Cenovus Energy, Inc.
1,313,505
0 .3
20,034
iA Financial Corp., Inc.
1,902,537
0 .4
96,465
Keyera Corp.
2,998,422
0 .6
57,858
Suncor Energy, Inc.
2,240,261
0 .4
13,635
Thomson Reuters Corp.
2,352,927
0 .5
27,730
TMX Group Ltd.
1,012,428
0 .2
17,334,796
3 .6
China: 0.5%
637,000  BOC Hong Kong
Holdings Ltd.
2,579,164
0 .5
Denmark: 0.8%
97,032
Danske Bank A/S
3,175,995
0 .7
4,495
Pandora A/S
688,910
0 .1
3,864,905
0 .8
Finland: 0.2%
185,059
Nokia Oyj
974,671
0 .2
France: 2.5%
11,831
AXA SA
505,490
0 .1
38,100
BNP Paribas SA
3,184,383
0 .7
36,073
Carrefour SA
515,914
0 .1
24,824  Cie Generale des
Etablissements Michelin
SCA
872,481
0 .2
9,111
Danone SA
696,860
0 .1
11,571
Eiffage SA
1,347,202
0 .3
36,041
Engie SA
702,291
0 .1
54,442
Getlink SE
940,265
0 .2
4,638
Ipsen SA
534,209
0 .1
209,083
Orange SA
2,708,500
0 .6
12,007,595
2 .5
Germany: 1.6%
5,632
Deutsche Boerse AG
1,661,781
0 .4
52,940  Deutsche Telekom AG,
Reg
1,954,550
0 .4
37,208
(1)
Fresenius SE & Co.
KGaA
1,588,551
0 .3
11,638
(2)
Scout24 SE
1,218,764
0 .3
11,241
Symrise AG
1,165,403
0 .2
7,589,049
1 .6
Hong Kong: 0.9%
621,000  HKT Trust & HKT Ltd. -
Stapled Security
829,607
0 .2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Hong Kong (continued)
14,900  Jardine Matheson
Holdings Ltd.
$ 631,462
0 .1
176,300
Link REIT
826,172
0 .2
159,500  Power Assets Holdings
Ltd.
955,175
0 .2
125,000  Swire Pacific Ltd. - Class
A
1,101,980
0 .2
4,344,396
0 .9
Israel: 0.2%
49,702
Bank Leumi Le-Israel BM
669,316
0 .1
10,266
Mizrahi Tefahot Bank Ltd.
461,697
0 .1
1,131,013
0 .2
Italy: 1.9%
750,788
Intesa Sanpaolo SpA
3,869,325
0 .8
106,683
(2)
Poste Italiane SpA
1,903,264
0 .4
58,855
UniCredit SpA
3,303,668
0 .7
9,076,257
1 .9
Japan: 4.6%
156,600
Asahi Kasei Corp.
1,097,870
0 .2
127,100  Central Japan Railway
Co.
2,424,324
0 .5
14,500  Daito Trust Construction
Co. Ltd.
1,483,701
0 .3
61,700  Daiwa House Industry
Co. Ltd.
2,040,700
0 .4
148,500
(3)
Japan Airlines Co. Ltd.
2,543,708
0 .5
47,400  Japan Post Holdings Co.
Ltd.
475,300
0 .1
108,100
Kirin Holdings Co. Ltd.
1,497,852
0 .3
312,400  Mitsubishi Chemical
Group Corp.
1,543,719
0 .3
21,600  MS&AD Insurance Group
Holdings, Inc.
469,753
0 .1
48,100
(3)
Ono Pharmaceutical Co.
Ltd.
517,491
0 .1
61,700
Secom Co. Ltd.
2,101,446
0 .5
27,400
Sekisui Chemical Co. Ltd.
467,330
0 .1
106,700
(3)
Takeda Pharmaceutical
Co. Ltd.
3,162,458
0 .7
702,000
Z Holdings Corp.
2,377,083
0 .5
22,202,735
4 .6
Netherlands: 1.5%
643,202
Koninklijke KPN NV
2,724,393
0 .6
55,474
NN Group NV
3,086,903
0 .6
10,542
Wolters Kluwer NV
1,641,355
0 .3
7,452,651
1 .5
New Zealand: 0.1%
25,893  Fisher & Paykel
Healthcare Corp. Ltd.
494,152
0 .1
Norway: 0.9%
34,988
Aker BP ASA
829,533
0 .2
126,058
DNB Bank ASA
3,316,924
0 .7
4,146,457
0 .9
Puerto Rico: 0.1%
4,997
Popular, Inc.
461,573
0 .1
Singapore: 0.2%
14,000
DBS Group Holdings Ltd.
480,779
0 .1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Global High Dividend
Low Volatility Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Singapore (continued)
59,900
Singapore Exchange Ltd.
$ 593,012
0 .1
1,073,791
0 .2
Spain: 1.4%
31,490  ACS Actividades de
Construccion y Servicios
SA
1,802,282
0 .4
9,141
(2)
Aena SME SA
2,144,523
0 .4
9,629
Amadeus IT Group SA
737,420
0 .2
161,678
Repsol SA
2,146,690
0 .4
6,830,915
1 .4
Sweden: 0.6%
47,839
(3)
Essity AB - Class B
1,359,165
0 .3
20,144
(3)
Swedbank AB - Class A
458,769
0 .1
310,974
Telia Co. AB
1,122,709
0 .2
2,940,643
0 .6
Switzerland: 1.2%
17,674
ABB Ltd., Reg
911,942
0 .2
103
Givaudan SA, Reg
442,177
0 .1
4,530
SGS SA
451,364
0 .1
5,965  Zurich Insurance Group
AG
4,163,618
0 .8
5,969,101
1 .2
United Kingdom: 3.5%
179,000
(2)
Auto Trader Group PLC
1,730,870
0 .4
130,289
BAE Systems PLC
2,630,872
0 .5
90,243  British American Tobacco
PLC
3,702,180
0 .8
252,000  CK Hutchison Holdings
Ltd.
1,420,509
0 .3
53,243
HSBC Holdings PLC
603,591
0 .1
249,391
NatWest Group PLC
1,472,509
0 .3
110,994
Pearson PLC
1,755,874
0 .4
78,148
Sage Group PLC
1,226,955
0 .2
52,437
Smiths Group PLC
1,315,807
0 .3
30,658
Whitbread PLC
976,646
0 .2
16,835,813
3 .5
United States: 71.2%
37,238
AbbVie, Inc.
7,802,106
1 .6
5,118
Acuity Brands, Inc.
1,347,825
0 .3
108,265
ADT, Inc.
881,277
0 .2
15,887
AECOM
1,473,202
0 .3
4,904  Allison Transmission
Holdings, Inc.
469,166
0 .1
9,733
Allstate Corp.
2,015,412
0 .4
7,600
Alphabet, Inc. - Class A
1,175,264
0 .2
67,062
Altria Group, Inc.
4,025,061
0 .8
28,866
Amdocs Ltd.
2,641,239
0 .5
2,366
Ameriprise Financial, Inc.
1,145,404
0 .2
13,031  AmerisourceBergen
Corp.
3,623,791
0 .8
13,363
AMETEK, Inc.
2,300,307
0 .5
17,818
AptarGroup, Inc.
2,643,835
0 .5
12,556
Assurant, Inc.
2,633,621
0 .5
211,476
AT&T, Inc.
5,980,541
1 .2
14,919  Automatic Data
Processing, Inc.
4,558,202
0 .9
47,008
Avnet, Inc.
2,260,615
0 .5
27,314
Axis Capital Holdings Ltd.
2,737,955
0 .6
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
46,661
Baker Hughes Co.
$ 2,050,751
0 .4
25,317  Bank of New York Mellon
Corp.
2,123,337
0 .4
21,358
Black Hills Corp.
1,295,363
0 .3
47,431
Blue Owl Capital, Inc.
950,517
0 .2
70,241
Bristol-Myers Squibb Co.
4,283,999
0 .9
88,053  Brixmor Property Group,
Inc.
2,337,807
0 .5
8,511
Brown & Brown, Inc.
1,058,768
0 .2
24,955
Cardinal Health, Inc.
3,438,050
0 .7
14,957  Cboe Global Markets,
Inc.
3,384,620
0 .7
26,867
Church & Dwight Co., Inc.
2,957,788
0 .6
11,678
Cigna Group
3,842,062
0 .8
9,449
Cintas Corp.
1,942,053
0 .4
96,184
Cisco Systems, Inc.
5,935,515
1 .2
34,373
Citigroup, Inc.
2,440,139
0 .5
16,537
CME Group, Inc.
4,387,101
0 .9
39,263
Colgate-Palmolive Co.
3,678,943
0 .8
36,986  Commerce Bancshares,
Inc.
2,301,639
0 .5
56,771
Conagra Brands, Inc.
1,514,083
0 .3
33,128
ConocoPhillips
3,479,103
0 .7
18,754  COPT Defense
Properties
511,422
0 .1
117,514
Coterra Energy, Inc.
3,396,155
0 .7
16,926
Delta Air Lines, Inc.
737,974
0 .2
8,205
Digital Realty Trust, Inc.
1,175,694
0 .2
28,363
DT Midstream, Inc.
2,736,462
0 .6
32,993
Duke Energy Corp.
4,024,156
0 .8
37,866
Edison International
2,231,065
0 .5
9,505
Elevance Health, Inc.
4,134,295
0 .9
11,575
Entergy Corp.
989,547
0 .2
11,618
EOG Resources, Inc.
1,489,892
0 .3
35,036
Equitable Holdings, Inc.
1,825,025
0 .4
18,629
Equity Residential
1,333,464
0 .3
46,295
Essent Group Ltd.
2,672,147
0 .6
4,676
Essex Property Trust, Inc.
1,433,521
0 .3
48,315
Evergy, Inc.
3,331,319
0 .7
73,392
Exelon Corp.
3,381,903
0 .7
12,689  First Industrial Realty
Trust, Inc.
684,698
0 .1
19,718
Fortive Corp.
1,442,963
0 .3
10,508
Fox Corp. - Class A
594,753
0 .1
54,367  Gaming and Leisure
Properties, Inc.
2,767,280
0 .6
45,940
General Mills, Inc.
2,746,753
0 .6
56,665
Genpact Ltd.
2,854,783
0 .6
39,854
Gilead Sciences, Inc.
4,465,641
0 .9
7,246
Globe Life, Inc.
954,443
0 .2
49,614
H&R Block, Inc.
2,724,305
0 .6
12,471
Hancock Whitney Corp.
654,104
0 .1
13,378  Hanover Insurance
Group, Inc.
2,327,103
0 .5
27,900  Hartford Financial
Services Group, Inc.
3,452,067
0 .7
28,889  Hewlett Packard
Enterprise Co.
445,757
0 .1
3,688  Hilton Worldwide
Holdings, Inc.
839,204
0 .2

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Global High Dividend
Low Volatility Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
96,981  Host Hotels & Resorts,
Inc.
$ 1,378,100
0 .3
2,000
Humana, Inc.
529,200
0 .1
18,070
Ingredion, Inc.
2,443,245
0 .5
4,014  Interactive Brokers
Group, Inc. - Class A
664,678
0 .1
15,135  Jack Henry & Associates,
Inc.
2,763,651
0 .6
49,006
Johnson & Johnson
8,127,155
1 .7
23,588
Kimberly-Clark Corp.
3,354,685
0 .7
123,925
Kinder Morgan, Inc.
3,535,580
0 .7
2,510
Lancaster Colony Corp.
439,250
0 .1
4,319
Leidos Holdings, Inc.
582,806
0 .1
7,131
Lockheed Martin Corp.
3,185,489
0 .7
35,345
Loews Corp.
3,248,559
0 .7
18,186  Marsh & McLennan Cos.,
Inc.
4,437,930
0 .9
6,017
McKesson Corp.
4,049,381
0 .8
47,318
Medtronic PLC
4,251,995
0 .9
46,394
Merck & Co., Inc.
4,164,325
0 .9
32,511
MetLife, Inc.
2,610,308
0 .5
110,088
MGIC Investment Corp.
2,727,981
0 .6
5,305
Motorola Solutions, Inc.
2,322,582
0 .5
31,181
National Fuel Gas Co.
2,469,223
0 .5
59,479  National Retail
Properties, Inc.
2,536,779
0 .5
22,306
NetApp, Inc.
1,959,359
0 .4
31,351  New York Times Co. -
Class A
1,555,010
0 .3
1,793
NewMarket Corp.
1,015,645
0 .2
75,356
NiSource, Inc.
3,021,022
0 .6
34,304
NorthWestern Corp.
1,985,173
0 .4
38,012
Novartis AG, Reg
4,221,985
0 .9
61,485
OGE Energy Corp.
2,825,851
0 .6
69,508  Old Republic International
Corp.
2,726,104
0 .6
6,325
ONE Gas, Inc.
478,107
0 .1
10,348
OneMain Holdings, Inc.
505,810
0 .1
36,289
ONEOK, Inc.
3,600,595
0 .7
33,043
PepsiCo, Inc.
4,954,467
1 .0
70,305
Permian Resources Corp.
973,724
0 .2
18,360
Pfizer, Inc.
465,242
0 .1
14,145  Philip Morris International,
Inc.
2,245,236
0 .5
47,502
Procter & Gamble Co.
8,095,291
1 .7
10,913
Progressive Corp.
3,088,488
0 .6
9,287  Prosperity Bancshares,
Inc.
662,813
0 .1
25,988
Prudential Financial, Inc.
2,902,340
0 .6
3,738
Ralph Lauren Corp.
825,126
0 .2
39,487  Raytheon Technologies
Corp.
5,230,448
1 .1
31,528
Regency Centers Corp.
2,325,505
0 .5
12,913  Reinsurance Group of
America, Inc.
2,542,570
0 .5
13,479
Republic Services, Inc.
3,264,075
0 .7
73,266
Rithm Capital Corp.
838,896
0 .2
5,484
Roche Holding AG
1,804,936
0 .4
41,999
Rollins, Inc.
2,269,206
0 .5
22,937
RPM International, Inc.
2,653,352
0 .5
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
9,458  Ryan Specialty Holdings,
Inc.
$ 698,662
0 .1
5,963  Simon Property Group,
Inc.
990,335
0 .2
7,855
Skyworks Solutions, Inc.
507,669
0 .1
9,014
Snap-on, Inc.
3,037,808
0 .6
56,198
Sonoco Products Co.
2,654,794
0 .5
38,318  SS&C Technologies
Holdings, Inc.
3,200,703
0 .7
8,244
Swiss Re AG
1,402,955
0 .3
36,253
Synchrony Financial
1,919,234
0 .4
35,743
TJX Cos., Inc.
4,353,497
0 .9
6,711  Tradeweb Markets, Inc. -
Class A
996,315
0 .2
30,655
Travel + Leisure Co.
1,419,020
0 .3
34,306
Unum Group
2,794,567
0 .6
122,373  Verizon Communications,
Inc.
5,550,839
1 .1
293,977
Viatris, Inc.
2,560,540
0 .5
8,457
Visa, Inc. - Class A
2,963,840
0 .6
13,638
Waste Connections, Inc.
2,662,001
0 .6
2,311  Watts Water
Technologies, Inc. - Class
A
471,259
0 .1
78,741
Wells Fargo & Co.
5,652,816
1 .2
133,113
Wendy's Co.
1,947,443
0 .4
62,682
Williams Cos., Inc.
3,745,876
0 .8
8,070
Xcel Energy, Inc.
571,275
0 .1
344,435,082
71 .2
Total Common Stock
(Cost $411,457,348)
477,629,558
98 .7
EXCHANGE-TRADED FUNDS: 0.5%
12,611  iShares MSCI EAFE
Value ETF
743,293
0 .1
9,663  iShares Russell 1000
Value ETF
1,818,190
0 .4
2,561,483
0 .5
Total Exchange-Traded
Funds
(Cost $2,577,795)
2,561,483
0 .5
PREFERRED STOCK: 0.6%
Germany: 0.6%
24,556
Henkel AG & Co. KGaA
1,953,857
0 .4
20,745  Porsche Automobil
Holding SE
781,229
0 .2
2,735,086
0 .6
Total Preferred Stock
(Cost $3,174,782)
2,735,086
0 .6
Total Long-Term
Investments
(Cost $417,209,925)
482,926,127
99 .8

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Global High Dividend
Low Volatility Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: 2.0%
Repurchase Agreements: 1.8%
2,211,554
(4)
Citadel Securities LLC,
Repurchase Agreement
dated 03/31/2025,
4.440%, due 04/01/2025
(Repurchase Amount
$2,211,823, collateralized
by various U.S.
Government Securities,
0.000%-4.625%, Market
Value plus accrued
interest $2,256,063, due
04/15/25-02/15/55)
$ 2,211,554
0 .5
559,630
(4)
Citigroup Global Markets
Inc., Repurchase
Agreement dated
03/31/2025, 4.350%,
due 04/01/2025
(Repurchase Amount
$559,697, collateralized
by various U.S.
Government Securities,
1.500%-3.500%, Market
Value plus accrued
interest $570,823, due
08/15/26-09/30/26)
559,630
0 .1
1,796,927
(4)
Daiwa Capital Markets
America Inc., Repurchase
Agreement dated
03/31/2025, 4.370%, due
04/01/2025 (Repurchase
Amount $1,797,142,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market Value
plus accrued interest
$1,832,866, due
04/10/25-03/01/55)
1,796,927
0 .4
2,073,375
(4)
RBC Dominion Securities,
Inc., Repurchase
Agreement dated
03/31/2025, 4.360%, due
04/01/2025 (Repurchase
Amount $2,073,623,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.500%, Market Value
plus accrued interest
$2,114,843, due
04/10/25-12/15/66)
2,073,375
0 .4
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
2,211,554
(4)
State of Wisconsin
Investment Board,
Repurchase Agreement
dated 03/31/2025,
4.470%, due 04/01/2025
(Repurchase Amount
$2,211,825, collateralized
by various U.S.
Government Securities,
0.125%-3.625%, Market
Value plus accrued
interest $2,252,794, due
04/15/26-02/15/53)
$ 2,211,554
0 .4
Total Repurchase
Agreements
(Cost $8,853,040)
8,853,040
1 .8
Shares RA Value
Percentage
of Net
Assets
Mutual Funds: 0.2%
797,000
(5)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.270%
(Cost $797,000) $ 797,000 0 .2
Total Short-Term
Investments
(Cost $9,650,040)
9,650,040
2 .0
Total Investments in
Securities
(Cost $426,859,965) $ 492,576,167 101 .8
Liabilities in Excess of
Other Assets (8,761,996) ( 1 .8 )
Net Assets $ 483,814,171 100 .0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(3)
Security, or a portion of the security, is on loan.
(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)
Rate shown is the 7-day yield as of March 31, 2025.

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Global High Dividend
Low Volatility Portfolio
Sector Diversiﬁcation
Percentage
of Net Assets
Financials 25 .4%
Health Care 14 .2
Industrials 13 .8
Consumer Staples 9 .5
Energy 7 .1
Communication Services 6 .6
Utilities 5 .9
Information Technology 5 .0
Real Estate 4 .8
Consumer Discretionary 4 .2
Materials 2 .8
Exchange-Traded Funds 0 .5
Short-Term Investments 2 .0
Liabilities in Excess of Other Assets ( 1 .8 )
Net Assets 100 .0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Global High Dividend
Low Volatility Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs#
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2025
Asset Table
Investments, at fair value
Common Stock
Australia $ — $ 5,884,799 $ — $ 5,884,799
Canada 17,334,796 — — 17,334,796
China — 2,579,164 — 2,579,164
Denmark — 3,864,905 — 3,864,905
Finland — 974,671 — 974,671
France — 12,007,595 — 12,007,595
Germany — 7,589,049 — 7,589,049
Hong Kong 1,733,442 2,610,954 — 4,344,396
Israel — 1,131,013 — 1,131,013
Italy — 9,076,257 — 9,076,257
Japan — 22,202,735 — 22,202,735
Netherlands — 7,452,651 — 7,452,651
New Zealand — 494,152 — 494,152
Norway — 4,146,457 — 4,146,457
Puerto Rico 461,573 — — 461,573
Singapore — 1,073,791 — 1,073,791
Spain — 6,830,915 — 6,830,915
Sweden 1,122,709 1,817,934 — 2,940,643
Switzerland 442,177 5,526,924 — 5,969,101
United Kingdom — 16,835,813 — 16,835,813
United States 337,005,206 7,429,876 — 344,435,082
Total Common Stock 358,099,903 119,529,655 — 477,629,558
Exchange-Traded Funds 2,561,483 — — 2,561,483
Preferred Stock — 2,735,086 — 2,735,086
Short-Term Investments 797,000 8,853,040 — 9,650,040
Total Investments, at fair value $ 361,458,386 $ 131,117,781 $ — $ 492,576,167
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 76,477,021
Gross Unrealized Depreciation (10,760,819)
Net Unrealized Appreciation $ 65,716,202